TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
b.	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2014	2015	2016

Domestic	$1,087	$1,007	$4,151
Foreign	2,218	2,141	3,443

	$3,305	$3,148	$7,594

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
c.	Taxes on income are comprised as follows:

	Year Ended December 31,
	2014	2015	2016

Current taxes	$451	$806	$831
Deferred taxes expense (income)	2,940	1,976	(9,475)

	$3,391	$2,782	$(8,644)

Domestic	$2,122	$1,458	$(6,576)
Foreign	1,269	1,324	(2,068)

	$3,391	$2,782	$(8,644)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2015	2016
Deferred tax assets:
Net operating loss carry-forward	$47,646	$41,781
Reserves and allowances	9,682	8,916

Net deferred tax assets before valuation allowance	57,328	50,697
Less - Valuation allowance	(55,112)	(39,090)

Deferred tax asset	$2,216	$11,607

Deferred tax liability	$(557)	$(473)

Deferred tax asset
Domestic:	1,141	7,849
Foreign:	1,075	3,758
	$2,216	$11,607

Deferred tax liability
Foreign:	$(557)	$(473)

Schedule Of Income Tax Reconciliation Between Theoretical And Actual Tax Expenses Benefit [Table Text Block]
e.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2014	2015	2016

Income before taxes, as reported in the consolidated statements of operations	$3,305	$3,148	$7,594

Statutory tax rate	26.5%	26.5%	25.0%

Theoretical tax expense on the above amount at the Israeli statutory tax rate	$876	$834	$1,898
Income tax at rate other than the Israeli statutory tax rate	353	361	(749)
Tax advances, withholding tax and non-deductible expenses, including stock-based compensation expenses	897	1,338	744
Losses for which a valuation allowance was provided (utilized)	1,101	209	(11,373)
Tax adjustment in respect of different tax rates	-	-	679
State and Federal taxes	136	137	176
Other	28	(97)	(19)

Actual tax expense (benefit)	$3,391	$2,782	$(8,644)